Expense Example, No Redemption {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-14 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Real Estate Fund-Class A
Expense Example, No Redemption:
1 Year	$ 678
3 Years	896
5 Years	1,131
10 Years	1,806
Fidelity Advisor Real Estate Fund-Class M
Expense Example, No Redemption:
1 Year	477
3 Years	745
5 Years	1,033
10 Years	1,852
Fidelity Advisor Real Estate Fund-Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	1,973
Fidelity Advisor Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	1,061
Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798